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                                UNITED STATES
                       SECURITIES & EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       June 30, 1999

Check here if Amendment  [ X ] ; Amendment Number:  1

This Amendment (Check only one.) :  [ X ]  is a restatement.
                                    [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

         Schroder & Co. Inc.
         Equitable Center
         787 7th Avenue
         New York, NY  10019-6016

Form 13F File Number:  28-652

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name:    Patrick J. Borruso
Title:    Secretary
Phone:   (212) 492-6000

Signature, Place, and Date of Signing:

/s/  Patrick J. Borruso
_________________________           New York, NY              November 3, 1999
         [Signature]                [City, State]                   [Date]

Report Type (Check only one.) :
[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  492
Form 13F Information Table Value Total (thousands) :  $778,474

                  This amendment is being filed to correct a clerical error. Original filing detailed Table Value Total in actual dollars, rather than thousands. This is the only correction.

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
                                     NONE